Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 366,928		$ 369,339	$ 365,712
Profit Allocated to Noncontrolling Interests	1,172	$ 40	1,141	813
Unrealized gain (loss) on available-for-sale financial assets	605		(721)	(671)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	(3)		(2)	2
Income tax relating to remeasurements of defined benefit pension plans	344		347	39
Cash dividends distributed by subsidiaries	(942)		(710)	(350)
Partial disposal of interests in subsidiaries	106		83	45
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	2,552		1,175
Other changes in additional paid-in capital of subsidiaries	0			3
Share-based payment transactions of subsidiaries	22		17	36
Subsidiary purchased its treasury stock				(492)
Net increase in noncontrolling interests	223		5	39
Ending balance	369,410	12,463	366,928	369,339
Noncontrolling interests [Member]
Beginning balance	6,272		5,065	4,924
Profit Allocated to Noncontrolling Interests	1,172		1,141	813
Exchange differences arising from the translation of the foreign operations	(12)		(41)	(3)
Unrealized gain (loss) on available-for-sale financial assets	(2)		0	2
Income tax relating to unrealized gain and loss on available-for-sale financial assets	1		0	0
Remeasurements of defined benefit pension plans	(8)		(18)	(3)
Income tax relating to remeasurements of defined benefit pension plans	0		3	1
Share of other comprehensive income (loss) of associates accounted for using equity method	(2)		(1)	2
Cash dividends distributed by subsidiaries	(942)		(710)	(350)
Partial disposal of interests in subsidiaries	29		25	18
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	1,750		786	0
Other changes in additional paid-in capital of subsidiaries	0		0	2
Share-based payment transactions of subsidiaries	20		17	36
Subsidiary purchased its treasury stock	0		0	(416)
Net increase in noncontrolling interests	196		5	39
Ending balance	$ 8,474	$ 286	$ 6,272	$ 5,065